Cash and Cash Equivalents and Financial Investments	12 Months Ended
Dec. 31, 2020
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Cash and Cash Equivalents and Financial Investments

4. Cash and cash equivalents, financial investments and hedge derivative financial instruments

Cash equivalents and financial investments, excluding cash and bank deposits, are substantially represented by investments: (i) in Brazil, in certificates of deposit of financial institutions linked to interest rate of the Interbank Deposits Interest Rate (“DI”), in repurchase agreement, financial bills, and in short term investments funds, whose portfolio comprised of Brazilian Federal Government bonds and in certificates of deposit of financial institutions; (ii) outside Brazil, in certificates of deposit of financial institutions and in short term investments funds, whose portfolio comprised of Federal Government bonds; and (iii) in currency and interest rate hedging instruments.

The financial assets were classified in Note 33.j, based on business model of financial assets of the Company and its subsidiaries.

Cash, cash equivalents and financial investments amounted to R$ 8,672,160 as of December 31, 2020 (R$ 5,712,097 as of December 31, 2019) are as follows:

a. Cash and cash equivalents

Cash and cash equivalents of the Company and its subsidiaries are presented as follows:

	12/31/2020	12/31/2019

Cash and bank deposits
In local currency	285,306	182,237
In foreign currency	119,775	102,755

Financial investments considered cash equivalents
In local currency
Fixed-income securities	2,241,852	1,780,939
In foreign currency
Fixed-income securities	14,561	49,448
Total cash and cash equivalents	2,661,494	2,115,379

b. Financial investments and currency and interest rate hedging instruments

The financial investments which are not classified as cash and cash equivalents are presented as follows:

	12/31/2020	12/31/2019

Financial investments
In local currency
Fixed-income securities and funds	3,749,852	2,610,686

In foreign currency
Fixed-income securities and funds	1,278,940	303,417

Currency and interest rate hedging instruments (a)	981,874	682,615

Total financial investments	6,010,666	3,596,718

Current	5,033,258	3,090,212
Non-current	977,408	506,506

(a) Accumulated gains, net of income tax (see Note 33.i).